Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 3,476	¥ 2,361	¥ 6,473	¥ 7,681
Life insurance costs	(94,452)	(87,380)	(174,215)	(173,025)
Write-downs of securities and other	(54)	(2,271)	(60)	(3,876)
Income tax (expense) or benefit	(38,614)	(21,506)	(68,070)	(38,682)
Net Income	82,119	45,037	152,719	95,492
Interest expense	16,513	19,480	33,432	42,161
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	5,090	536	5,262	(706)
Income tax (expense) or benefit	(1,173)	(230)	(1,204)	17
Net Income	3,917	306	4,058	(689)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	3,964	1,017	4,177	368
Life insurance premiums and related investment income	1,319	2,649	1,415	3,921
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(185)	(318)	(347)	(627)
Finance revenues	27	(566)	58	(1,129)
Write-downs of securities and other	(35)	(2,246)	(41)	(3,239)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	101	120	201	236
Amortization of net actuarial loss	(224)	(400)	(461)	(797)
Amortization of transition obligation	(1)	(1)	(1)	(1)
Total before income tax	(124)	(281)	(261)	(562)
Income tax (expense) or benefit	34	89	74	178
Net Income	(90)	(192)	(187)	(384)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	35		79	24
Total before income tax	(369)	(755)	(819)	(2,187)
Income tax (expense) or benefit	113	234	267	679
Net Income	(256)	(521)	(552)	(1,508)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net	(404)		(898)	(2,211)
Interest expense		(755)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(1,606)	(719)	(2,415)	(2,059)
Income tax (expense) or benefit	394	35	593	473
Net Income	(1,212)	(684)	(1,822)	(1,586)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(266)	(287)	(542)	(546)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(75)	(70)	(124)	(149)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(1,265)	(362)	(1,749)	(1,364)
Reclassification out of Accumulated Other Comprehensive Income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	11	18	21	37
Total before income tax	11	18	21	37
Income tax (expense) or benefit	(3)	(6)	(6)	(11)
Net Income	¥ 8	¥ 12	¥ 15	¥ 26